Leases - Future minimum lease payments (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jan. 01, 2019
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 766,745
Disclosure of maturity analysis of operating lease payments [abstract]
Discounted unguaranteed residual value of assets subject to finance lease	(133,195)
Lease liabilities	633,550	$ 50,700
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	86,341
1 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	280,299
Later than five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum finance lease payments payable	$ 400,105